Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

		MaNaDr APP		Software under
	Patent	Software	Trademarks	Development	Total
	US$	US$	US$	US$	US$
Cost
At July 1, 2023	15,613	603,177	65,209	-	683,999
Addition	-	-	-	-	-
Effect of foreign exchange translation	(32)	(1,244)	(134)	-	(1,410)
At June 30, 2024	15,581	601,933	65,075	-	682,589
Addition	-	-	-	2,373,237	2,373,237
Effect of foreign exchange translation	1,010	39,019	4,217	(86)	44,160
At June 30, 2025	16,591	640,952	69,292	2,373,151	3,099,986

Amortization
At July 1, 2023	15,613	557,906	39,696	-	613,215
Addition	-	45,553	6,562		52,115
Effect of foreign exchange translation	(32)	(1,526)	(135)	-	(1,693)
At June 30, 2024	15,581	601,933	46,123		663,637
Addition	-	24,567	6,685		31,252
Effect of foreign exchange translation	1,010	39,916	3,234	-	44,160
At June 30, 2025	16,591	666,416	56,042		739,049

Net book value as at June 30, 2025	-	(25,464)	13,250	2,373,151	2,360,937

Net book value as at June 30, 2024	-	-	18,952	-	18,952

Schedule of amortization expense

Based on the carrying value of definite-lived intangible assets as of June 30, 2025, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
US$
Years Ended June 30,
2026	130,373
2027	241,090
2028	234,769
2029	234,769
Thereafter	1,519,936
Total amortization expense	2,360,937